COMMITMENTS AND CONTINGENCIES (Details) - CIK 0001822935 Healthcare Capital Corp - USD ($)		1 Months Ended	12 Months Ended
	Mar. 07, 2022	Apr. 15, 2021	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Initial public offering value			$ 431,327
Description of merger agreement	(i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”).
Contingent Fee			$ 344,000
Success fee		$ 3,600,000
Sponsor support agreement closing date, description			Additionally, the Sponsor Support Agreement provides that the Sponsor and such insiders agreed not to transfer any of the Alpha Tau’s equity securities owned by the Sponsor and such insiders, except to certain permitted transferees, beginning upon the consummation of the Transactions (the “Effective Time”) and continuing until the earlier of (x) one year following the Closing Date (as defined in the Merger Agreement) and (y) following the date that the last sale price of the ordinary shares of Alpha Tau (“Alpha Tau Ordinary Shares”) equals or exceeds $12.00 per share (subject to certain adjustments) for any 20 trading days within any 30 trading day period commencing at least 150 days after the Closing Date
Aggregate transaction proceeds			$ 225,000,000
Less than aggregate transaction proceeds			$ 250,000,000
Redemption equity percentage			100.00%
Redemption equity, description			(x) the amount by which the Aggregate Transaction Proceeds exceed $225,000,000 (not to exceed $25,000,000), divided by (y) $25,000,000. In the event the Aggregate Transaction Proceeds exceed $250.0 million, no Redemption Equity will be forfeited
Private placement warrants			$ 1,360,000
Ordinary shares exceeds per share (in Dollars per share)			$ 14.00
Aggregate ordinary shares (in Shares)			9,263,006
Aggregate purchase price			$ 92,630,060
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Description of merger agreement	(i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”)
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Private placement warrants owned shares (in Shares)			1,020,000
Sponsor One [Member]
Commitments and Contingencies (Details) [Line Items]
Private placement warrants owned shares (in Shares)			1,700,000
Merger Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate transaction proceeds			$ 225,000,000
Underwriter [Member]
Commitments and Contingencies (Details) [Line Items]
Initial public offering value			$ 10,325,000
Underwriter [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.35
Initial public offering units (in Shares)			24,000,000
Initial public offering value			$ 8,400,000
Underwriter [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.55
Number of share units (in Shares)			3,500,000
Initial public offering value			$ 1,925,000
Founder Share [Member]
Commitments and Contingencies (Details) [Line Items]
Consideration of founder shares (in Shares)			1,031,250
Founder Shares One [Member]
Commitments and Contingencies (Details) [Line Items]
Consideration of founder shares (in Shares)			1,718,750
Additional founder shares			$ 1,375,000